Other Balance Sheet Accounts - Other non-current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred rent	$ 11,777	$ 4,660
Notes embedded exchange derivative	202,553	0
Other non-current liabilities	655	309
Total other non-current liabilities	$ 214,985	$ 4,969